32. Commitments (Details) - Business Combinations [Member] - Aircraft [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Commitments [Line Items]
Future commitments resulting from firm aircraft orders		R$ 63,235,639
Future commitments resulting from operating lease	R$ 9,245,057	8,827,272
2019 [Member]
Disclosure of Commitments [Line Items]
Future commitments resulting from firm aircraft orders
Future commitments resulting from operating lease		283,579
2020 [Member]
Disclosure of Commitments [Line Items]
Future commitments resulting from firm aircraft orders		1,791,661
Future commitments resulting from operating lease	1,169,967	816,766
2021 [Member]
Disclosure of Commitments [Line Items]
Future commitments resulting from firm aircraft orders	3,201,198	5,046,966
Future commitments resulting from operating lease	1,152,456	1,072,048
2022 [Member]
Disclosure of Commitments [Line Items]
Future commitments resulting from firm aircraft orders	3,690,205	7,883,277
Future commitments resulting from operating lease	1,300,668	1,250,361
2023 [Member]
Disclosure of Commitments [Line Items]
Future commitments resulting from firm aircraft orders	4,103,490	8,766,165
Future commitments resulting from operating lease	1,366,345	1,313,497
2024 Thereafter [Member]
Disclosure of Commitments [Line Items]
Future commitments resulting from firm aircraft orders	18,606,054	39,747,570
Future commitments resulting from operating lease	R$ 4,255,621	R$ 4,091,021